Key Management Personnel Disclosures (Details) - Schedule of total remuneration paid or payable to the directors and senior management - AUD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Total Remuneration Paid Or Payable To The Directors And Senior Management Abstract
Short-term employee benefits	$ 1,235,709	$ 1,929,914	$ 1,586,604
Post-employment benefits		6,196	5,124
Total	$ 1,235,709	$ 1,936,110	$ 1,591,728